The Torray Fund

--------------------------------------------------------------------------------

Letter to Shareholders

February 15, 2002

--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    Last year was difficult for investors in stocks and mutual funds. The Standard and Poor's 500 Index dropped 11.9%, bringing its loss for two years to 19.9%. By comparison, The Torray Fund was off 1/2 of 1% in 2001 and 3.9% over 2 years.

    Recently released mutual fund rankings show that we outperformed 95% of all domestic and international equity funds over the 10 years ending December 31, 2001. We made 16.3% annually while they averaged 10% net of sales charges. The difference would more than quintuple the value of an investment over 30 years. We mention this not to boast or sell more Fund shares, but to offer reassurance during this trying period that you have made a reasonable investment.

    A weak economy and falling earnings continue to weigh on the stock market, and until these fundamentals improve a sustained advance is unlikely. On that issue, it is somewhat encouraging that a majority of recently polled economists believes the recession will end by late February, and leading economic indicators hint they may be right. But, even if they're not, history confirms that a recovery will occur sooner or later, and that's what counts. This is the tenth recession since World War II. The previous nine all ended and in each case the upturn was signaled by an unexpected market rally, often when the outlook remained bleak and unemployment was still rising. Over that period, despite wars, other external shocks and serious economic dislocations, earnings still grew about 50-fold and stocks did even better. No other investment can match that performance, and, give or take a little, we believe it will be repeated in the years to come.

    Having said that, it seems probable future returns will not match those of the last decade. This is because the forces that drove the market boom of the 90's -- many of them speculative -- are no longer in play, and stocks overall remain expensive by historic standards. But the prospect of lower returns should not be discouraging. A reversion to the market's long-term 10%-12% record, or even a little less, will still greatly reward patient investors over a lifetime.

    On that note, the New York Times ran an editorial last August 29th titled "Big Lotteries' Real Losers" lamenting the fact that many people with limited education and income lose $4 or more a day playing the lottery. Dr. Charles Gropper, M.D., of New York, responded in the Times September 3rd edition that he often hears patients discussing their regular purchases of lottery tickets. Many of them, he said, are not well off financially, and may have difficulty paying for life's

The Torray Fund

--------------------------------------------------------------------------------

Letter to Shareholders

February 15, 2002

--------------------------------------------------------------------------------

necessities. In a sound piece of advice, Dr. Gropper recommended that the $4 a day be invested in index mutual funds which historically have earned around 10% annually. The result would be an account worth $277,044 in 30 years, $777,341 in 40 years and $2,135,905 in 50 years.

    The current ceiling on annual pre-tax contributions to 401(k) plans works out to $30 a day, slated to rise to $41 in 2006. Substituting the present limit in the Doctor's example would yield over $16 million in 50 years. If our Fund's 16.6% return since inception is assumed, the ending value of that same investment would soar to $265 million. Leaving the latter point aside, the important lesson here is that one really doesn't have to invest huge sums at 15%-20% a year to achieve a comfortable retirement. Success instead depends more on persistence and patience. Investing on a regular basis in well-run mutual funds, regardless of market conditions, avoiding jumping in and out of the market and switching from fund to fund will produce, by far, the best long-term outcome. This simple strategy reduces risk and expenses, eliminates timing errors -- a killer for many investors -- and dampens the impact of market volatility. Perhaps just as important, it promotes peace of mind and relief from the burdens that come with playing the market. The psychological punishment -- not to mention financial losses -- that results from guessing wrong, following false tips and rumors, investing in fads, and buying high then selling low, cannot be overestimated.

    Our financial future depends on a prosperous economy, and on that point we believe the past is prologue. If we're right, all investors need to do is to buy in, sit back and relax. But, keep in mind -- and this is a very important consideration -- while it's not hard to achieve reasonable success, grasping for more usually leads to trouble. Investors who try inevitably fall prey to Wall Street research, strategists' forecasts on the market's near-term direction and the avalanche of conflicting opinions voiced daily on television business shows and in the print media. These unreliable and disorienting inputs can easily cause a loss of perspective and stimulate the urge to trade stocks and mutual funds for short-term gain. Those who do so will find over time that their finances have taken a tremendous beating.

    The undeniable reality is that making a lot of money on passive investments like mutual funds takes not months, not a few years, but many decades. Rushing the process only guarantees failure. The task becomes a whole lot simpler when we tune out the background noise and keep our eye on the ball. Throughout history the world class American economy has richly rewarded

The Torray Fund

--------------------------------------------------------------------------------

Letter to Shareholders

February 15, 2002

--------------------------------------------------------------------------------

investors who have followed this prescription, and we believe the same will hold true in the future. We thank you again for entrusting your savings to us.

       Sincerely,
       /s/ Robert E. Torray                      /s/ Douglas C. Eby
       Robert E. Torray                          Douglas C. Eby

The Torray Fund

--------------------------------------------------------------------------------

PERFORMANCE DATA

As of December 31, 2001

--------------------------------------------------------------------------------


   Total Rates of Return on an Investment in The Torray Fund vs. the S&P 500

                         For the calendar years ended:

                 1991   1992   1993  1994   1995   1996   1997   1998   1999   2000   2001
                ------ ------ ------ ----- ------ ------ ------ ------ ------ ------ -------
The Torray Fund 19.98% 21.04%  6.37% 2.41% 50.41% 29.09% 37.12%  8.20% 24.01% -3.38%  -0.52%
S&P 500         30.48%  7.66% 10.09% 1.30% 37.54% 22.98% 33.36% 28.58% 21.04% -9.10% -11.88%

                                THE TORRAY FUND

                                    [CHART]

Return on both The Torray Fund and the S&P 500 assume reinvestment of all dividends and distributions.

Fund returns are after all expenses. Past performance is not predictive of future results.

        Cumulative Returns for the eleven years ended December 31, 2001

                            The Torray Fund 443.37%
                            S&P 500         340.13%

The Torray Fund

--------------------------------------------------------------------------------

PERFORMANCE DATA

As of December 31, 2001

--------------------------------------------------------------------------------


Change in Value of $10,000 Invested on December 31, 1990 (commencement of operations) to December 31:

                 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
                ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
The Torray Fund $11,999 $14,523 $15,448 $15,821 $23,796 $30,719 $42,122 $45,576 $56,519 $54,609 $54,325
S&P 500         $13,048 $14,047 $15,465 $15,666 $21,547 $26,499 $35,339 $45,438 $54,998 $49,993 $44,054

                                THE TORRAY FUND

                                    [CHART]

Returns on both The Torray Fund and the S&P 500 assume reinvestment of all dividends and distributions.

Fund returns are after all expenses. Past performance is not predictive of future results.
                         AVERAGE ANNUAL TOTAL RETURNS

                     (for periods ended December 31, 2001)

                                                              Since
                           1 Year  3 Years 5 Years 10 Years Inception
                           ------- ------- ------- -------- ---------
           The Torray Fund  -0.52%  6.03%  12.08%   16.31%   16.63%
           S&P 500         -11.88% -1.03%  10.70%   12.93%   14.42%

The Torray Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

As of December 31, 2001

--------------------------------------------------------------------------------


     Shares                                        Market Value
    ---------                                      -------------
COMMON STOCK  99.06%

     16.49% HEALTHCARE
    1,472,300 Bristol-Myers Squibb Company         $  75,087,300
    1,197,100 Abbott Laboratories                     66,738,325
    2,500,000 Boston Scientific Corporation *         60,300,000
      604,100 Johnson & Johnson                       35,702,310
      550,500 Merck & Co., Inc.                       32,369,400
                                                   -------------
                                                     270,197,335

     14.02% FINANCIAL SERVICES
    2,284,350 J.P. Morgan Chase & Co.                 83,036,123
      257,205 Markel Corporation *                    46,206,878
    1,073,000 American Express Company                38,295,370
      460,100 American International Group, Inc.      36,531,940
      508,157 Citigroup Inc.                          25,651,765
                                                   -------------
                                                     229,722,076

     13.98% MEDIA & ENTERTAINMENT
    1,514,200 Clear Channel Communications, Inc. *    77,087,922
    1,979,800 Tribune Company                         74,103,914
    2,000,000 The Walt Disney Company                 41,440,000
      542,700 Gannett Co., Inc.                       36,485,721
                                                   -------------
                                                     229,117,557

     10.63% DIVERSIFIED MANUFACTURING
    1,293,300 United Technologies Corporation         83,585,979
    1,995,300 Honeywell International Inc.            67,481,046
    1,185,000 Rockwell Collins, Inc.                  23,107,500
                                                   -------------
                                                     174,174,525

     6.76% BANKING
    1,011,000 Bank of America Corporation             63,642,450
    1,206,800 Bank One Corporation                    47,125,540
                                                   -------------
                                                     110,767,990

The Torray Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

As of December 31, 2001

--------------------------------------------------------------------------------

     Shares                                               Market Value
    ---------                                          --------------

     6.17% INDUSTRIAL MACHINERY
    1,493,000 Illinois Tool Works Inc.                 $  101,105,960

     5.69% CONSUMER PRODUCTS
      820,000 Kimberly-Clark Corporation                   49,036,000
      561,100 The Procter & Gamble Company                 44,399,843
                                                       --------------
                                                           93,435,843

     5.66% COMMUNICATIONS SERVICES
    6,008,000 Hughes Electronics Corporation*              92,823,600

     4.40% ADVERTISING
    2,438,600 The Interpublic Group of Companies, Inc.     72,036,244

     3.51% TRAVEL & LEISURE
    2,047,500 Carnival Corporation                         57,493,800

     2.67% DATA PROCESSING & MANAGEMENT
      741,900 Automatic Data Processing, Inc.              43,697,910

     2.54% ELECTRONIC INSTRUMENTS
    1,462,600 Agilent Technologies, Inc.*                  41,698,726

     2.47% COMPUTER SYSTEMS & INTEGRATION
    1,973,000 Hewlett-Packard Company                      40,525,420

     2.32% REAL ESTATE
    1,261,000 CarrAmerica Realty Corporation               37,956,100

The Torray Fund

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

As of December 31, 2001

--------------------------------------------------------------------------------

                          Shares                                               Market Value
                         -------                                            --------------

     1.75% ELECTRICAL EQUIPMENT
                  501,000                Emerson Electric Co.               $   28,607,100
                                                                            --------------
TOTAL COMMON STOCK   99.06%                                                 $1,623,360,186
  (cost $1,462,161,939)

SHORT-TERM INVESTMENTS   1.17%
  (cost $19,243,104)                   PNC Bank Money Market Account, 1.88%     19,243,104
                                                                            --------------
TOTAL PORTFOLIO SECURITIES   100.23%                                         1,642,603,290
  (cost $1,481,405,043)

OTHER ASSETS LESS LIABILITIES   (0.23%)                                         (3,789,133)
                                                                            --------------
NET ASSETS   100.00%                                                        $1,638,814,157
                                                                            ==============

TOP 10 HOLDINGS


     1. Illinois Tool Works Inc.                  6. Bristol-Myers Squibb Company

     2. Hughes Electronics Corporation*           7. Tribune Company

     3. United Technologies Corporation           8. The Interpublic Group of Companies, Inc.

     4. J.P. Morgan Chase & Co.                   9. Honeywell International Inc.

     5. Clear Channel Communications, Inc.*      10. Abbott Laboratories

*non-income producing securities


See notes to the financial statements.

The Torray Fund

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2001

--------------------------------------------------------------------------------

       ASSETS
          Investments in securities at value               $1,642,603,290
            (cost $1,481,405,043)
          Subscriptions receivable                              1,476,671
          Interest and dividends receivable                     1,235,087
          Prepaid insurance                                        14,303
                                                           --------------
          TOTAL ASSETS                                      1,645,329,351
                                                           --------------

       LIABILITIES
          Redemptions payable                                   4,859,191
          Accrued expenses and other liabilities                1,656,003
                                                           --------------
          TOTAL LIABILITIES                                     6,515,194
                                                           --------------

       NET ASSETS                                          $1,638,814,157
                                                           ==============
          Shares of beneficial interest ($1 stated value,
            43,666,273 shares outstanding, unlimited
            shares authorized)                             $   43,666,273
          Paid-in-capital in excess of par                  1,424,974,770
          Accumulated net realized gains (long term)            8,974,867
          Unrealized appreciation                             161,198,247
                                                           --------------

       NET ASSETS                                          $1,638,814,157
                                                           ==============
          Per Share                                        $        37.53
                                                           ==============

See notes to the financial statements.

The Torray Fund

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the year ended December 31, 2001

--------------------------------------------------------------------------------


    INVESTMENT INCOME
       Dividend income                                         $ 25,249,930
       Interest income                                              647,511
                                                               ------------
       Total income                                              25,897,441
                                                               ------------

    EXPENSES
       Management fees                                           17,104,669
       Transfer agent fees & expenses                               616,000
       Printing, postage & mailing                                  160,770
       Custodian's fees                                             131,000
       Registration & filing fees                                    83,768
       Trustees' fees                                                59,500
       Insurance                                                     48,384
       Legal fees                                                    39,193
       Audit fees                                                    28,000
                                                               ------------
       Total expenses                                            18,271,284
                                                               ------------
    NET INVESTMENT INCOME                                         7,626,157
                                                               ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS
       Net realized gain on investments                          36,378,124
       Net change in unrealized appreciation
         (depreciation) on investments                          (61,146,110)
                                                               ------------
       Net realized and unrealized gain (loss) on investments   (24,767,986)
                                                               ------------
    NET DECREASE IN NET ASSETS
      FROM OPERATIONS                                          $(17,141,829)
                                                               ============

See notes to the financial statements.

The Torray Fund

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31:

--------------------------------------------------------------------------------

                                                     2001            2000
                                                --------------  --------------
Increase (Decrease) in Net Assets from
  Operations:
   Net investment income                        $    7,626,157  $   11,954,901
   Net realized gain on investments                 36,378,124     157,526,314
   Net change in unrealized appreciation
     (depreciation) on investments                 (61,146,110)   (236,433,606)
                                                --------------  --------------
     Net decrease in net assets
       from operations                             (17,141,829)    (66,952,391)
                                                --------------  --------------

Distributions to Shareholders from:
   Net investment income ($0.184 and
     $0.253 per share, respectively)                (8,180,172)    (11,400,886)
   Net realized gains ($1.759 and $2.802 per
     share, respectively)                          (77,553,564)   (124,950,603)
                                                --------------  --------------
     Total distributions                           (85,733,736)   (136,351,489)
                                                --------------  --------------

Shares of Beneficial Interest:
   Increase (decrease) from share transactions     (79,282,266)    128,737,987
                                                --------------  --------------
     Total decrease                               (182,157,831)    (74,565,893)

Net assets -- beginning of year                  1,820,971,988   1,895,537,881
                                                --------------  --------------
Net assets -- end of year (including
  undistributed net investment income of
  $554,015 at 12/31/2000)                       $1,638,814,157  $1,820,971,988
                                                ==============  ==============


See notes to the financial statements.

The Torray Fund

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding for:

--------------------------------------------------------------------------------

PER SHARE DATA

                                                                            Years ended December 31:
                                                           ----------------------------------------------------------
                                                              2001         2000         1999        1998       1997
                                                           ----------   ----------   ----------  ----------  --------
Net Asset Value,
 Beginning of Year                                         $   39.790   $   44.310   $   36.480  $   33.850  $ 25.220
                                                           ----------   ----------   ----------  ----------  --------
    Income from investment operations
    Net investment income                                       0.172        0.265        0.073       0.139     0.130
    Net gains (losses) on securities (both realized and
     unrealized)                                               (0.489)      (1.730)       8.616       2.630     9.206
                                                           ----------   ----------   ----------  ----------  --------
    Total from investment operations                           (0.317)      (1.465)       8.689       2.769     9.336
                                                           ----------   ----------   ----------  ----------  --------
    Less: distributions
    Dividends (from net investment income)                     (0.184)      (0.253)      (0.073)     (0.139)   (0.130)
    Distributions (from capital gains)                         (1.759)      (2.802)      (0.786)      0.000    (0.576)
                                                           ----------   ----------   ----------  ----------  --------
    Total distributions                                        (1.943)      (3.055)      (0.859)     (0.139)   (0.706)
                                                           ----------   ----------   ----------  ----------  --------
Net Asset Value,
 End of Year                                               $   37.530   $   39.790   $   44.310  $   36.480  $ 33.850
                                                           ==========   ==========   ==========  ==========  ========
TOTAL RETURN/1/                                                 (0.52%)      (3.38%)      24.01%       8.20%    37.12%
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000's omitted)                $1,638,814   $1,820,972   $1,895,538  $1,458,854  $608,537
    Ratios of expenses to average net assets                     1.07%        1.06%        1.07%       1.09%     1.13%
    Ratios of net income to average net assets                   0.45%        0.64%        0.18%       0.42%     0.47%
    Portfolio turnover rate                                     37.56%       45.44%       32.55%      25.96%    11.72%

/1/Past performance is not predictive of future performance.

See notes to the financial statements.

The Torray Fund

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2001

--------------------------------------------------------------------------------


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Torray Fund ("Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's primary investment objective is to provide long-term total return. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund's investment objectives will be achieved. The Fund was organized as a business trust under Massachusetts law. The Torray Corporation serves as administrator and investment advisor to the Fund.

   The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

   Securities Valuation Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price.

   Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of discount on short-term investments, is recorded on the accrual basis.

   Federal Income Taxes The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no Federal income tax provision is required. Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

   Net Asset Value The net asset value per share of the Fund is determined once on each day that the New York Stock Exchange is open, as of the close of the Exchange.

   Use of Estimates In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Torray Fund

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2001

--------------------------------------------------------------------------------



NOTE 2 -- DISTRIBUTIONS TO SHAREHOLDERS

   Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

   The tax character of dividends and distributions paid during 2001 and 2000 were as follows:

                                            2001         2000
                                         ----------- ------------
              Distributions paid from:
                 Ordinary income         $ 8,180,172 $ 11,400,886
                 Long-term capital gain   77,553,564  124,950,603
                                         ----------- ------------
                                         $85,733,736 $136,351,489
                                         =========== ============

   As of December 31, 2001, the distributable earnings on a tax basis were as follows:

                   Undistributed long-term gain $  8,974,867
                   Unrealized appreciation       161,198,247
                                                ------------
                                                $170,173,114
                                                ============

NOTE 3 -- SHARES OF BENEFICIAL INTEREST TRANSACTIONS

   Transactions in shares of beneficial interest were as follows:

                                                     Year ended                  Year ended
                                                     12/31/2001                  12/31/2000
                                             --------------------------  --------------------------
                                               Shares        Amount        Shares        Amount
                                             -----------  -------------  -----------  -------------
Shares issued                                  5,837,912  $ 225,097,273   13,275,165  $ 560,032,086
Reinvestments of dividends and distributions   2,268,838     81,752,646    3,207,859    130,647,175
Shares redeemed                              (10,200,310)  (386,132,185) (13,502,134)  (561,941,274)
                                             -----------  -------------  -----------  -------------
                                              (2,093,560) $ (79,282,266)   2,980,890  $ 128,737,987
                                             ===========  =============  ===========  =============

   Officers, Trustees and affiliated persons of The Torray Fund and their families directly or indirectly control 1,139,226 shares or 2.61% of the Fund.

The Torray Fund

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2001

--------------------------------------------------------------------------------


NOTE 4 -- PORTFOLIO SECURITIES

   Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2001, aggregated $634,339,873 and $751,262,298, respectively. Net unrealized appreciation of investments at December 31, 2001, includes aggregate unrealized gains of $219,814,317 and unrealized losses of $58,616,070.

NOTE 5 -- MANAGEMENT CONTRACT

   Pursuant to the Management Contract, The Torray Corporation provides investment advisory and portfolio management services to the Fund. The Fund pays The Torray Corporation a management fee, computed daily and payable monthly at the annual rate of one percent of the Fund's average daily net assets. During the year ended December 31, 2001, The Torray Fund paid management fees of $ 17,104,669 (1% of average net assets).

   Excluding the management fee, other expenses incurred by the Fund during the year ended December 31, 2001, totaled $1,166,615. These expenses include all costs associated with the Fund's operations including transfer agent fees, Independent Trustees' fees ($10,000 per annum and $1,000 for each Board meeting attended), taxes, dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and Trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

   Certain officers and Trustees of the Fund are also officers and/or shareholders of The Torray Corporation.

The Torray Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

As of December 31, 2001

--------------------------------------------------------------------------------


NOTE 6 -- FUND MANAGEMENT

   Information pertaining to The Trustees and Officers of The Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about The Trustees and is available without charge, upon request, by calling (800) 443-3036.

                                                                                    Number of
Name, (DOB),                                                                      Portfolios in
Address* and       Term of Office and                                             Fund Complex
Position(s)          Length of Time             Principal Occupation(s)            Overseen by
with Trust               Served                   During Past 5 Years                Trustee
                                    DISINTERESTED TRUSTEES
Bruce C. Ellis      Indefinite Term   Private investor                                   2
7/20/1944           Since Jun 1993
Trustee
Robert P. Moltz     Indefinite Term   President, CEO,                                    2
10/3/1947           Since Nov 1990    Weaver Bros. Insurance Associates, Inc.
Trustee
Roy A. Schotland    Indefinite Term   Professor of Law,                                  2
3/18/1933           Since Nov 1990    Georgetown University Law Center
Trustee
Wayne H. Shaner     Indefinite Term   Managing Director                                  2
8/23/1947           Since Jun 1993    Lockheed Martin Investment Management
Trustee
                                      INTERESTED TRUSTEES
William M Lane      Indefinite Term   President and Trustee, The Torray Fund             2
5/21/1950           Since Nov 1990    Vice President, Robert E. Torray & Co. Inc.
President,                            Vice President, The Torray Corporation
Secretary, Trustee
                                OFFICER(S) WHO ARE NOT TRUSTEES
Douglas C. Eby      Indefinite Term   President, Robert E. Torray & Co. Inc.           N/A
7/28/1959           Since Jun 1993    Vice President, The Torray Corporation
Vice President,
Treasurer

Name, (DOB),
Address* and
Position(s)         Other Trusteeships/ Directorships
with Trust                   Held by Trustee
                                    DISINTERESTED TRUSTEES
Bruce C. Ellis
7/20/1944
Trustee
Robert P. Moltz            Consulting Director
10/3/1947               Riggs National Corporation
Trustee
Roy A. Schotland   Director of Custodial Trust Company,
3/18/1933               a Bear Stearns subsidiary
Trustee
Wayne H. Shaner
8/23/1947
Trustee
                                      INTERESTED TRUSTEES
William M Lane
5/21/1950
President,
Secretary, Trustee
                                OFFICER(S) WHO ARE NOT TRUSTEES
Douglas C. Eby                     N/A
7/28/1959
Vice President,
Treasurer

* All addresses are c/o The Torray Fund, 7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

The Torray Fund

--------------------------------------------------------------------------------

Independent Auditor's Report

As of December 31, 2001

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of The Torray Fund
Bethesda, Maryland

   We have audited the accompanying statement of assets and liabilities of The Torray Fund, including the schedule of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Torray Fund, as of December 31, 2001, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                   BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
January 17, 2002

                                   TRUSTEES
                     -------------------------------------
                                Bruce C. Ellis
                                William M Lane
                                Robert P. Moltz
                               Roy A. Schotland
                                Wayne H. Shaner

                              INVESTMENT ADVISOR
                     -------------------------------------
                            The Torray Corporation

                                   OFFICERS

                          Robert E. Torray, President
                        Douglas C. Eby, Vice President
                        William M Lane, Vice President

                                   AUDITORS
                     -------------------------------------
                       Briggs, Bunting & Dougherty, LLP
                       Two Penn Center Plaza, Suite 820
                          Philadelphia, PA 19102-1732

                                TRANSFER AGENT
                     -------------------------------------
                           PFPC Global Fund Services
                             211 South Gulph Road
                        King of Prussia, PA 19406-0903

                                 LEGAL COUNSEL
                     -------------------------------------
                                    Dechert
                             1775 Eye Street, N.W.
                            Washington, D.C. 20006

     This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.


                                      The
                                    TORRAY
                                     FUND

                                 ANNUAL REPORT

                               December 31, 2001

                                The Torray Fund
                                  Suite 1100
                             7501 Wisconsin Avenue
                         Bethesda, Maryland 20814-6523

                                (301) 493-4600
                                (800) 443-3036